Short-term investments (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)
Short-term Investments
Short-term investments	$ 73,000,000			¥ 522,577,800
Investment income	$ 29,910,557	¥ 214,868,468